Stock-Based Compensation - Summary of Total Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Compensation expense related to stock-based payments	$ 22.6	$ 30.7	$ 28.2
Related income tax benefit	$ 5.8	$ 7.7	$ 10.4